UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   July 28, 2005

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 197,544

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     4255    71217 SH       SOLE                    71217
American Superconductor        Common Stocks    030111108      403    44000 SH       SOLE                    44000
AmSurg Corp.                   Common Stocks    03232P405     2669    96405 SH       SOLE                    96405
Anadarko Petroleum             Common Stocks    032511107     2594    31576 SH       SOLE                    31576
Analog Devices                 Common Stocks    032654105     2450    65664 SH       SOLE                    65664
Applied Films                  Common Stocks    038197109     1203    47011 SH       SOLE                    47011
Apria Healthcare Group         Common Stocks    037933108     3312    95609 SH       SOLE                    95609
Arlington Tanker Ltd           Common Stocks    G04899103     4552   208900 SH       SOLE                   208900
Brillian                       Common Stocks    10949P107      231    87950 SH       SOLE                    87950
Cache                          Common Stocks    127150308     3722   223950 SH       SOLE                   223950
Career Education               Common Stocks    141665109     5151   140700 SH       SOLE                   140700
Caremark RX Inc                Common Stocks    141705103     3432    77094 SH       SOLE                    77094
Casual Male Retail Group       Common Stocks    148711104     2674   365750 SH       SOLE                   365750
CEC Entertainment              Common Stocks    125137109     2453    58269 SH       SOLE                    58269
Celgene                        Common Stocks    151020104     1907    46850 SH       SOLE                    46850
Charlotte Russe Hldg           Common Stocks    161048103     3787   303900 SH       SOLE                   303900
Christopher & Banks            Common Stocks    171046105     3217   176180 SH       SOLE                   176180
Clark Inc.                     Common Stocks    181457102     2455   171300 SH       SOLE                   171300
Clear Channel Communications   Common Stocks    184502102     3839   124125 SH       SOLE                   124125
Corinthian Colleges            Common Stocks    218868107     3068   240250 SH       SOLE                   240250
Digi International             Common Stocks    253798102     3221   271600 SH       SOLE                   271600
Diodes Inc.                    Common Stocks    254543101     2312    74100 SH       SOLE                    74100
Eaton Vance Ltd Duration       Common Stocks    27828H105     1150    63433 SH       SOLE                    63433
Enterprise Prd Prtners LP      Common Stocks    293792107     1327    49534 SH       SOLE                    49534
Epix Pharmaceuticals           Common Stocks    26881Q101     1661   187686 SH       SOLE                   187686
Federated Investors            Common Stocks    314211103     3088   102900 SH       SOLE                   102900
Felcor Lodging Pfd             Preferred Stocks 31430F200     1769    72425 SH       SOLE                    72425
First Data                     Common Stocks    319963104     3085    76854 SH       SOLE                    76854
Foundry Networks               Common Stocks    35063R100     2679   310825 SH       SOLE                   310825
Frontline Ltd                  Common Stocks    G3682E127     3042    75592 SH       SOLE                    75592
GMX Resources                  Common Stocks    38011M108      781    54300 SH       SOLE                    54300
Haverty Furniture              Common Stocks    419596101     2393   161900 SH       SOLE                   161900
Hologic                        Common Stocks    436440101     1291    32475 SH       SOLE                    32475
ICON Plc ADR                   Common Stocks    45103T107     2976    85900 SH       SOLE                    85900
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1298  1323000 SH       SOLE                  1323000
International Rectifier        Common Stocks    460254105     2841    59545 SH       SOLE                    59545
Intevac                        Common Stocks    461148108      657    62750 SH       SOLE                    62750
ISIS Pharmaceuticals           Common Stocks    464330109     1275   326025 SH       SOLE                   326025
Jones Apparel                  Common Stocks    480074103     2877    92684 SH       SOLE                    92684
K-Swiss                        Common Stocks    482686102     2610    80691 SH       SOLE                    80691
Keithley Instruments           Common Stocks    487584104     2781   180492 SH       SOLE                   180492
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     2582  2602000 SH       SOLE                  2602000
Microsoft                      Common Stocks    594918104      259    10442 SH       SOLE                    10442
Mobility Electronics           Common Stocks    60741U101     3575   390750 SH       SOLE                   390750
Multi-Fineline Electronix      Common Stocks    62541B101     2540   138050 SH       SOLE                   138050
National Oilwell Varco         Common Stocks    637071101     3369    70870 SH       SOLE                    70870
Navigant International         Common Stocks    63935R108     2037   138685 SH       SOLE                   138685
NBTY, Inc.                     Common Stocks    628782104     3270   126050 SH       SOLE                   126050
Newport Corp                   Common Stocks    651824104     3327   240019 SH       SOLE                   240019
Novell                         Common Stocks    670006105     3850   621000 SH       SOLE                   621000
NPS Pharmaceuticals            Common Stocks    62936P103     2188   192784 SH       SOLE                   192784
Omnivision Technologies        Common Stocks    682128103     2640   194250 SH       SOLE                   194250
OSI Systems, Inc.              Common Stocks    671044105     2197   139150 SH       SOLE                   139150
Pacer International            Common Stocks    69373H106     2793   128166 SH       SOLE                   128166
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     2253  2333000 SH       SOLE                  2333000
Plains All Amern Pipeline LP   Common Stocks    726503105     4601   104911 SH       SOLE                   104911
Pogo Producing                 Common Stocks    730448107     3549    68351 SH       SOLE                    68351
R H Donnelley                  Common Stocks    74955W307     3768    60800 SH       SOLE                    60800
Republic Services Inc          Common Stocks    760759100     2420    67210 SH       SOLE                    67210
Salix Pharmaceuticals          Common Stocks    795435106     3896   220600 SH       SOLE                   220600
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2572   226606 SH       SOLE                   226606
SBC Communications Inc         Common Stocks    845333103      316    13321 SH       SOLE                    13321
Ship Finance                   Common Stocks    G81075106     2421   128033 SH       SOLE                   128033
SigmaTel                       Common Stocks    82661W107      667    38850 SH       SOLE                    38850
Southwest Airlines             Common Stocks    844741108     2684   192674 SH       SOLE                   192674
SpectraLink                    Common Stocks    847580107     2067   196480 SH       SOLE                   196480
St. Paul Travelers             Common Stocks    792860108     3657    92520 SH       SOLE                    92520
Sypris Solutions               Common Stocks    871655106     3762   304143 SH       SOLE                   304143
Tempur-Pedic International     Common Stocks    88023U101     3160   142450 SH       SOLE                   142450
TEPPCO Partners LP             Common Stocks    872384102      678    16350 SH       SOLE                    16350
Trikon Technologies            Common Stocks    896187408 485.5179   281950 SH       SOLE                   281950
Ultra Petroleum                Common Stocks    903914109 3864.524   127290 SH       SOLE                   127290
Universal Display              Common Stocks    91347P105 929.0653    90376 SH       SOLE                    90376
Univision Communications       Common Stocks    914906102  3450.39   125241 SH       SOLE                   125241
Utilities Select SPDR          Common Stocks    81369Y886 3651.956   115715 SH       SOLE                   115715
Viacom Inc B                   Common Stocks    925524308 3141.802    98120 SH       SOLE                    98120
West Marine                    Common Stocks    954235107 2432.682   134700 SH       SOLE                   134700